Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accumulated deficit	$ 3,033,860		$ 1,951,082	$ 1,113,939
Working capital deficit			2,651,189
Cash	216,441	$ 81,941	$ 105,347	261,848
Investment maturity term			3 months
Cash and cash equivalents
Cash FDIC insured amount			0	11,848
Goodwill, Impairment Loss
Research and development costs	$ 73,431	$ 4,978	108,858	322,317
Asset impairment charges
Maximum benefit percentage			50.00%
Unrecognized tax benefits